RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Trade accounts receivable	$ 158	$ 231
Trade accounts payable	170	73
Controlling shareholder loans	2,668	1,442
Revenues	821	604	$ 508
Purchases, general and administrative expenses	313	469	336
Interest from Loans from controlling shareholder	$ 113